Investments in Equity Method Investees - Summary of Investments in Associates (Details) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Current liabilities			$ 411,663	$ 92,028
Revenue			226,341	77,948
Net loss			$ (670,094)	$ (54,134)
Investments in Equity Method Investees
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	$ 53,203	$ 75,508
Non-current assets	158,931	110,814
Current liabilities	18,798	5,631
Non-current liabilities	53,269	18,070
Revenue	3,274
Net loss	(15,027)	(14,040)
Investments in Equity Method Investees | PharmHouse
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	8,807
Non-current assets	53,762
Current liabilities	4,514
Non-current liabilities	40,000
Net loss	(1,944)
Investments in Equity Method Investees | Agripharm
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	5,900	4,671
Non-current assets	91,767	90,716
Current liabilities	13,167	1,391
Non-current liabilities	7,163	10,896
Revenue	2,149
Net loss	(5,901)	(557)
Investments in Equity Method Investees | BCT
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	11,958
Non-current assets	502
Current liabilities	455
Net loss	(2,101)
Investments in Equity Method Investees | Other
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	26,538	17,144
Non-current assets	12,900	4,729
Current liabilities	662	2,548
Non-current liabilities	6,106	7,174
Revenue	1,125
Net loss	$ (5,081)	(6,678)
Investments in Equity Method Investees | TerrAscend
Disclosure Of Significant Investments In Associates [Line Items]
Current assets		53,693
Non-current assets		15,369
Current liabilities		1,692
Net loss		$ (6,805)